                                                Filed Pursuant to Rule 497(e)










                              DEAN WITTER FUNDS
                          SUPPLEMENT TO PROSPECTUSES

   ON MARCH 24, 1998, MORGAN STANLEY, DEAN WITTER, DISCOVER & CO., THE PARENT COMPANY OF THE FUNDS' INVESTMENT MANAGER/INVESTMENT ADVISER, TRANSFER AGENT AND DISTRIBUTOR, WAS RENAMED MORGAN STANLEY DEAN WITTER & CO. All references in the current Prospectuses to "Morgan Stanley, Dean Witter, Discover & Co." or "MSDWD" apply to Morgan Stanley Dean Witter & Co.

   ON JUNE 22, 1998, THE DEAN WITTER FUNDS WERE RENAMED THE "MORGAN STANLEY DEAN WITTER FUNDS." All references in the current Prospectuses to the "Dean Witter Funds" or the "Dean Witter Family of Funds" apply to the Morgan Stanley Dean Witter Funds or the Morgan Stanley Dean Witter Family of Funds, and all references to a specific Dean Witter Fund apply to the Fund's new name as a Morgan Stanley Dean Witter Fund. For your convenience, a list of the Dean Witter Funds with their new names as Morgan Stanley Dean Witter Funds follows.

   ON JUNE 22, 1998, DEAN WITTER INTERCAPITAL INC., THE FUNDS' INVESTMENT MANAGER OR INVESTMENT ADVISER, WAS RENAMED MORGAN STANLEY DEAN WITTER ADVISORS INC. All references in the current Prospectuses to "Dean Witter InterCapital Inc.," "InterCapital," "the Investment Manager" or "the Investment Adviser" apply to Morgan Stanley Dean Witter Advisors Inc.

   ON MARCH 24, 1998, DEAN WITTER TRUST FSB, THE FUNDS' TRANSFER AGENT, WAS RENAMED MORGAN STANLEY DEAN WITTER TRUST FSB. All references in the current Prospectuses to "Dean Witter Trust FSB," "DWT" or "the Transfer Agent" (or, in the case of Dean Witter Select Municipal Reinvestment Fund, the "Agent") apply to Morgan Stanley Dean Witter Trust FSB.

   ON JUNE 22, 1998, DEAN WITTER DISTRIBUTORS INC., THE DISTRIBUTOR OF EACH FUND (OTHER THAN DEAN WITTER SELECT MUNICIPAL REINVESTMENT FUND), WAS RENAMED MORGAN STANLEY DEAN WITTER DISTRIBUTORS INC. All references in the current Prospectuses to "Dean Witter Distributors Inc.," "the Distributor" or "Distributors" apply to Morgan Stanley Dean Witter Distributors Inc.

   ON JUNE 22, 1998, DEAN WITTER SERVICES COMPANY INC., A SUBSIDIARY OF INTERCAPITAL THAT PERFORMS CERTAIN ADMINISTRATIVE SERVICES FOR EACH FUND, WAS RENAMED MORGAN STANLEY DEAN WITTER SERVICES COMPANY INC. All references in the current Prospectuses to "Dean Witter Services Company Inc." or "DWSC" apply to Morgan Stanley Dean Witter Services Company Inc.

June 22, 1998

                       OLD FUND NAME                                                   NEW FUND NAME
  MONEY MARKET FUNDS
---------------------------------------------------------
1. Dean Witter California Tax-Free Daily Income Trust       Morgan Stanley Dean Witter California Tax-Free Daily Income Trust
2. Dean Witter Liquid Asset Fund Inc.                       Morgan Stanley Dean Witter Liquid Asset Fund Inc.
3. Dean Witter New York Municipal Money Market  Trust       Morgan Stanley Dean Witter New York Municipal Money Market Trust
4. Dean Witter Tax-Free Daily Income Trust                  Morgan Stanley Dean Witter Tax-Free Daily Income Trust
5. Dean Witter U.S. Government Money Market Trust           Morgan Stanley Dean Witter U.S. Government Money Market Trust
  EQUITY FUNDS
---------------------------------------------------------
1. Dean Witter American Value Fund                          Morgan Stanley Dean Witter American Value Fund
2. Dean Witter Balanced Growth Fund                         Morgan Stanley Dean Witter Balanced Growth Fund
3. Dean Witter Capital Appreciation Fund                    Morgan Stanley Dean Witter Capital Appreciation Fund
4. Dean Witter Capital Growth Securities                    Morgan Stanley Dean Witter Capital Growth Securities
5. Dean Witter Developing Growth Securities Trust           Morgan Stanley Dean Witter Developing Growth Securities Trust
6. Dean Witter Dividend Growth Securities Inc.              Morgan Stanley Dean Witter Dividend Growth Securities Inc.
7. Dean Witter European Growth Fund Inc.                    Morgan Stanley Dean Witter European Growth Fund Inc.
8. Dean Witter Financial Services Trust                     Morgan Stanley Dean Witter Financial Services Trust
9. Dean Witter Fund of Funds                                Morgan Stanley Dean Witter Fund of Funds


                       OLD FUND NAME                                                   NEW FUND NAME
10. Dean Witter Global Dividend Growth Securities           Morgan Stanley Dean Witter Global Dividend Growth Securities
11. Dean Witter Global Utilities Fund                       Morgan Stanley Dean Witter Global Utilities Fund
12. Dean Witter Health Sciences Trust                       Morgan Stanley Dean Witter Health Sciences Trust
13. Dean Witter Income Builder Fund                         Morgan Stanley Dean Witter Income Builder Fund
14. Dean Witter Information Fund                            Morgan Stanley Dean Witter Information Fund
15. Dean Witter International SmallCap Fund                 Morgan Stanley Dean Witter International SmallCap Fund
16. Dean Witter Japan Fund                                  Morgan Stanley Dean Witter Japan Fund
17. Dean Witter Market Leader Trust                         Morgan Stanley Dean Witter Market Leader Trust
18. Dean Witter Mid-Cap Growth Fund                         Morgan Stanley Dean Witter Mid-Cap Growth Fund
19. Dean Witter Natural Resource Development                Morgan Stanley Dean Witter Natural Resource Development
     Securities Inc.                                         Securities Inc.
20. Dean Witter Pacific Growth Fund Inc.                    Morgan Stanley Dean Witter Pacific Growth Fund Inc.
21. Dean Witter Precious Metals and Minerals Trust          Morgan Stanley Dean Witter Precious Metals and Minerals Trust
22. Dean Witter S&P 500 Index Fund                          Morgan Stanley Dean Witter S&P 500 Index Fund
23. Dean Witter Special Value Fund                          Morgan Stanley Dean Witter Special Value Fund
24. Dean Witter Strategist Fund                             Morgan Stanley Dean Witter Strategist Fund
25. Dean Witter Utilities Fund                              Morgan Stanley Dean Witter Utilities Fund
26. Dean Witter Value-Added Market Series                   Morgan Stanley Dean Witter Value-Added Market Series
  TAXABLE FIXED-INCOME FUNDS
---------------------------------------------------------
1. Dean Witter Balanced Income Fund                         Morgan Stanley Dean Witter Balanced Income Fund
2. Dean Witter Convertible Securities Trust                 Morgan Stanley Dean Witter Convertible Securities Trust
3. Dean Witter Diversified Income Trust                     Morgan Stanley Dean Witter Diversified Income Trust
4. Dean Witter Federal Securities Trust                     Morgan Stanley Dean Witter Federal Securities Trust
5. Dean Witter Global Short-Term Income Fund Inc.           Morgan Stanley Dean Witter Global Short-Term Income Fund Inc.
6. Dean Witter High Yield Securities Inc.                   Morgan Stanley Dean Witter High Yield Securities Inc.
7. Dean Witter Intermediate Income Securities               Morgan Stanley Dean Witter Intermediate Income Securities
8. Dean Witter Intermediate Term U.S. Treasury Trust        Morgan Stanley Dean Witter Intermediate Term U.S. Treasury Trust
9. Dean Witter Short-Term Bond Fund                         Morgan Stanley Dean Witter Short-Term Bond Fund
10. Dean Witter Short-Term U.S. Treasury Trust              Morgan Stanley Dean Witter Short-Term U.S. Treasury Trust
11. Dean Witter U.S. Government Securities Trust            Morgan Stanley Dean Witter U.S. Government Securities Trust
12. Dean Witter World Wide Income Trust                     Morgan Stanley Dean Witter World Wide Income Trust


   MUNICIPAL FUNDS
-----------------------------------------------------
1. Dean Witter California Tax-Free Income Fund          Morgan Stanley Dean Witter California Tax-Free Income Fund
2. Dean Witter Hawaii Municipal Trust                   Morgan Stanley Dean Witter Hawaii Municipal Trust
3. Dean Witter Limited Term Municipal Trust             Morgan Stanley Dean Witter Limited Term Municipal Trust
4. Dean Witter New York Tax-Free Income Fund            Morgan Stanley Dean Witter New York Tax-Free Income Fund
5. Dean Witter Select Municipal Reinvestment Fund       Morgan Stanley Dean Witter Select Municipal Reinvestment Fund
6. Dean Witter Tax-Exempt Securities Trust              Morgan Stanley Dean Witter Tax-Exempt Securities Trust
7. Dean Witter Multi-State Municipal Series Trust       Morgan Stanley Dean Witter Multi-State Municipal Series Trust
  CLOSED-END FUND
-----------------------------------------------------
1. Prime Income Trust                                   Morgan Stanley Dean Witter Prime Income Trust

                    OTHER MORGAN STANLEY DEAN WITTER FUNDS

 1. Morgan Stanley Dean Witter Competitive Edge Fund, "Best Ideas" Portfolio
 2. Morgan Stanley Dean Witter Growth Fund
 3. Morgan Stanley Dean Witter Mid-Cap Dividend Growth Securities

                                2